Trade and Other Payables - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Payables [Abstract]
Trade payables	€ 13,437	€ 10,448
Accrued expenses	5,426	4,765
Value added tax payables	351	3,139
Trade payables	13,437	10,448
Payables on social security and taxes other than income tax	4,092	4,188
Excise tax payables	218	110
Other payables	289	914
Trade and other payables	18,387	18,799
Current trade and other payables	€ 18,387	€ 18,799